Update to Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2020
Update To Significant Accounting Policies [Abstract]
Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that the grant will be received and all conditions associated with the grant are met. Grants related to assets are recorded as a reduction to the asset’s carrying value and are depreciated over the useful life of the asset. Claims under government grant programs related to income are recorded as other income in the period in which eligible expenses were incurred or when the services have been performed.